Convertible Debentures and Promissory Notes Payable (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 01, 2019	Sep. 10, 2018	Dec. 01, 2016	Jan. 10, 2013	Nov. 15, 2019	Aug. 26, 2019	Jun. 29, 2015	Feb. 28, 2022	Feb. 28, 2021	Nov. 30, 2019	Nov. 30, 2021	Oct. 31, 2021	Jul. 31, 2021	May 31, 2021	Dec. 31, 2020	Jul. 15, 2020	Jun. 12, 2020	May 15, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 01, 2019	Sep. 30, 2019	Oct. 01, 2018	Sep. 28, 2017	Mar. 28, 2017	May 26, 2016	Dec. 08, 2015	Oct. 01, 2014
Accrued interest expense								$ 48,517	$ 23,604
Convertible debt fair value	$ 1,050,000	$ 500,000						1,783,882			$ 1,783,882	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000		$ 1,350,000
Debt instrument carrying value			$ 106,962																					$ 1,350,000	$ 53,227	$ 113,607	$ 19,808	$ 83,101	$ 126,414
Carrying amount of convertible debt	$ 1,050,000	$ 500,000										1,050,000	1,050,000	1,050,000	1,050,000	1,050,000	1,050,000	1,050,000	1,050,000	1,050,000	$ 1,050,000	$ 1,050,000
Debt instrument interest rate effective		7.30%	26.30%		152.40%	77.10%															782.70%				4.90%	15.20%	4.20%	6.60%	15.00%
Principal repayment			$ 150,000
Additional paid-in capital		$ 66,667			$ 41,667	$ 7,031				$ 88,652											$ 427,119
Interest rate	12.00%				12.00%	8.00%	14.60%
Recognized loss							$ 114,023
Coupon interest on the debenture								50,760	$ 50,760
Debt principal amount	$ 1,050,000				$ 250,000	$ 140,800
Proceeds from debt					$ 250,000
Debt conversion price	$ 0.59				$ 0.12
Convertible common shares	1,779,661
Debt issuance costs						15,800
Convertible debenture						$ 8,769		1,779,167			$ 1,751,483
Gain on settlement										$ 4,419
Non-interest bearing promissory notes																							$ 6,500
Private Placement [Member]
Interest rate		10.00%		12.00%
Debt principal amount		$ 500,000		$ 150,000
Proceeds from debt		$ 500,000
Debt conversion price		$ 3.00		$ 30.00
2018 Debenture [Member]
Convertible debt fair value								500,000				500,000	500,000	500,000
Carrying amount of convertible debt								500,000				500,000	500,000	500,000
November 2019 Debenture [Member]
Convertible debt fair value								250,000				250,000,000,000	250,000,000,000	250,000,000,000	250,000,000,000	250,000,000,000	250,000,000,000	250,000,000,000	250,000,000,000	250,000
Carrying amount of convertible debt								$ 250,000				$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000	$ 250,000
Debt instrument interest rate effective								35.10%				90.80%	309.60%	496.10%	44.90%	40.00%	211.40%	260.90%	72.40%	504.40%
Additional paid-in capital								$ 20,833				$ 62,500	$ 125,000	$ 125,000	$ 41,667	$ 41,667	$ 41,666	$ 41,667	$ 20,833	$ 125,000